Contract Assets/(Liabilities) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assetsliabilities
Schedule of Contract Assets

Contract assets consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Revenue recognized to date	18,772,315	13,516,824	10,272,787
Less: progress billings to date	(14,965,455)	(7,343,843)	(5,581,320)
Less: allowance for expected credit losses	(154,077)	-	-
Contract assets	3,652,783	6,172,981	4,691,467

Contract assets consisted of the following as of December 31:

	2023 SGD	2024 SGD	2024 USD
Revenue recognized to date	26,612,224	18,772,315	14,079,237
Less: Progress billings to date	(21,105,331)	(14,965,455)	(11,224,091)
Less: Credit losses	(396,528)	(154,077)	(115,558)
Contract assets, current	5,110,365	3,652,783	2,739,588

Schedule of Allowance for Contract Assets

Movement of the allowance for contract assets were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning balance	-	-	-
Addition	154,077	-	-
Write-off	(154,077)	-	-
Ending balance	-	-	-

Movement of the allowance for contract assets were as follows for the years ended December 31, 2023 and 2024 respectively:

	2023	2024	2024
	SGD	SGD	USD
Balance at beginning of the year	-	-	-
Addition	396,528	154,077	115,558
Write-off	(396,528)	(154,077)	(115,558)
Balance at end of the year	-	-	-

Schedule of Contract Liabilities	Contract liabilities consisted of the following:
	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	805,163	2,398,065	1,822,530
Contract liabilities consisted of the following as of December 31:
	2023	2024	2024
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	1,482,957	805,163	603,872

Schedule of Movement in Contract Liabilities

The movement in contract liabilities is as follows:

	For the year ended December 31, 2024	For the six months ended June 30, 2025	For the six months ended June 30, 2025
	SGD	SGD	USD
Balance at beginning of the period	1,482,957	805,163	603,872
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(1,435,346)	(35,199)	(26,751)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	757,552	1,628,101	1,245,409
Balance at end of the period	805,163	2,398,065	1,822,530

The movement in contract liabilities is as follows for the years ended December 31, 2023 and 2024, respectively:

	2023	2024	2024
	SGD	SGD	USD
Balance at beginning of the year	425,332	1,482,957	1,112,218
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(418,432)	(1,435,346)	(1,076,509)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,476,057	757,552	568,163
Balance at end of the year	1,482,957	805,163	603,872